Cover	Oct. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	001-40877
Entity Registrant Name	CERO THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001870404
Entity Tax Identification Number	81-4182129
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Haskins Way
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	407-2376
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.00001 per share
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	CERO
Warrants, each warrant exercisable for one two-thousandths of a share of Common Stock
Title of 12(b) Security	Warrants, each warrant exercisable for one two-thousandths of a share of Common Stock
Trading Symbol	CEROW